Reportable Segments Trunkline Revenue (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended						9 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Investment in Trunkline LNG [Member]	Dec. 31, 2012 Investment in Trunkline LNG [Member]	Dec. 31, 2011 Investment in Trunkline LNG [Member]	Dec. 31, 2012 Investment in Trunkline LNG [Member] LNG Terminalling [Member]	Dec. 31, 2013 Investment in Trunkline LNG [Member] LNG Terminalling [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 12,607	$ 12,486	$ 12,063	$ 11,179	$ 11,313	$ 2,107	$ 1,875	$ 1,669	$ 48,335	$ 16,964	$ 8,190	$ 216	$ 166	$ 0	$ 166	$ 216